PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
	Buildings RMB'000	Plant and machinery RMB'000	Motor vehicles RMB'000	Office equipment RMB'000	Total RMB'000
Cost
At January 1,2017	344,758	745,358	4,915	1,824	1,096,855
Additions	4,872	684	-	62	5,618
Disposals	-	-	(690)	-	(690)
At December 31, 2017	349,630	746,042	4,225	1,886	1,101,783
Additions	-	-	-	-	-
Disposals	-	-	-	-	-
At December 31,2018	349,630	746,042	4,225	1,886	1,101,783

Accumulated depreciation
At January 1,2017	46,275	325,954	4,186	1,498	377,913
Depreciation charge	1,759	13,374	38	20	15,191
Disposals	-	-	(504)	-	(504)
At December 31, 2017	48,034	339,328	3,720	1,518	392,600
Depreciation charge	1,263	10,054	28	18	11,363
At December 31, 2018	49,297	349,382	3,748	1,536	403,963

Impairment
At January 1,2017	241,838	345,664	613	285	588,400
Impairment losses recognized in profit or loss	18,230	15,398	19	6	33,653
Disposals	-	-	(186)	-	(186)
At December 31, 2017	260,068	361,062	446	291	621,867
Impairment losses recognized in profit or loss	40,265	35,598	31	13	75,907
At December 31, 2018	300,333	396,660	477	304	697,774

Carrying amount
At December 31, 2017	41,528	45,652	59	77	87,316
At December 31, 2018	-	-	-	46	46